Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001737450
Entity Registrant Name	Opera Ltd
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38588
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value $0.0002 per share
Trading Symbol	OPRA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	88,480,154
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1363
Auditor Name	KPMG AS
Auditor Location	Oslo, Norway
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Opera Limited and subsidiaries (the Company) as of December 31, 2024, and 2023, the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated April 10, 2025 expressed an adverse opinion on the effectiveness of the Company’s internal control over financial reporting.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Contact Personnel Name	James Yahui Zhou, Chief Executive Officer
City Area Code	47
Local Phone Number	2369-2400